Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Schedule of share movements

Total Ordinary Shares
Total shares as of December 31, 2015	96,129,146,433
Capitalization of retained earnings	1,495,200,997

Total shares as of December 31, 2016	97,624,347,430
Capitalization of retained earnings	1,819,784,762

Total Shares as of December 31, 2017	99,444,132,192

Schedule of shareholder's composition

As of December 31, 2016, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	29.29
LQ Inversiones Financieras S.A.	25,694,731,690	26.32
Sociedad Matriz del Banco de Chile S.A.	12,138,561,434	12.43
Other minority shareholders	31,197,352,517	31.96

Total	97,624,347,430	100.00

As of December 31, 2017, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.75
LQ Inversiones Financieras S.A.	26,733,861,635	26.88
Sociedad Matriz del Banco de Chile S.A.	12,138,567,444	12.21
Other minority shareholders	31,978,001,324	32.16

Total	99,444,132,192	100.00

Schedule of dividends declared and paid

	2015	2016	2017
Dividends on ordinary shares MCh$ (*):	367,445	366,654	342,034
Dividends per ordinary share Ch$(1):	3.88	3.81	3.50

(*)   This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$142,003 and MCh$200,031, respectively.  The Central Bank has 29,161.4 million shares with a payment of Ch$4.8695630 per common share of Banco de Chile and for common shareholders the number of shares are 68,462.9 million with a payment of Ch$2.9217378 per common share of Banco de Chile.

(1)   Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

Schedule of the income and share data used in the calculation of EPS

	As of December 31,
	2015		2016	2017
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank	MCh$	609,903	575,051	572,080
Weighted average number of ordinary shares (*)	99,444,132,192		99,444,132,192	99,444,132,192
Earnings per share	Ch$	6.13	5.78	5.75

(*) During 2015, 2016 and 2017, the Bank capitalized 1,473,778,889, 1,495,200,997 and 1,819,784,762 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.